Condensed Statements of Consolidated Comprehensive Income (Parenthetical) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Tax expense cash flow hedges reclassified from AOCI					$ 1	$ 1	$ 1
Cash flow hedges – (loss on settlement (net of tax benefit)	$ (2)	$ 1	$ (7)	$ (3)	3	1	0
Fair value hedges – unrealized gain on cross-currency swaps (Net of tax expense)					$ 1	$ 0	$ 0